Revenue Recognition (Detail) $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2020 USD ($)	[1]	Jun. 30, 2020 MXN ($)	Jun. 30, 2019 MXN ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue sale of products	$ 3,805		$ 87,821	$ 93,909
Services rendered			188	175
Other operating revenues			332	360
Revenue from contracts with customers			$ 88,341	$ 94,444

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3